Taxes (Components Of Income From Continuing Operations Before Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Taxes [Line Items]
Income from continuing operations before income taxes	$ 24,398	$ 23,538	$ 22,118
US Domestic [Member]
Taxes [Line Items]
Income from continuing operations before income taxes	18,685	18,398	17,705
Walmart International [Member]
Taxes [Line Items]
Income from continuing operations before income taxes	$ 5,713	$ 5,140	$ 4,413